Organization and Principal Activities (Details) - Schedule of Consolidated Financial Information - VIE [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents		¥ 422,076	¥ 83,449
Short-term investments		50,213	54,375
Accounts receivable, net		12,203	1,937
Amounts due from related parties		29,116	47,394
Amounts due from intra-Group companies			155,960
Prepayments and other current assets		123,734	111,790
Total current assets		637,342	454,905
Property and equipment, net		2,646	3,669
Operating lease right-of-use assets		41,654	21,437
Deferred tax assets		2,084
Other non-current assets		12,347	9,612
Total non-current assets		58,731	34,718
TOTAL ASSETS		696,073	489,623
Accounts payables		62,094	45,178
Accrued expenses and other current liabilities		124,532	77,616
Amounts due to intra-Group companies		17,000
Income tax payable		8,794	7,298
Contract liabilities, current portion		517,213	384,729
Advance from customers		144,397	151,089
Operating lease liabilities, current portion		21,425	14,875
Total current liabilities		895,455	680,785
Contract liabilities, non-current portion		7	8,869
Operating lease liabilities, non-current portion		23,786	6,522
Total non-current liabilities		23,793	15,391
TOTAL LIABILITIES		919,248	696,176
Revenues:
Total revenues		3,081,334	2,867,218	¥ 1,759,793
Cost of revenues and operating expenses
Total cost of revenues and operating expenses		(3,093,461)	(2,806,425)	(1,999,482)
Net (loss)/income		(15,092)	62,712	(225,042)
Cash flows from operating activities:
Net cash provided by transactions with third parties		548,728	495,719	253,874
Net cash used in transactions with intra-Group companies related to technical consulting and related service under VIE Contractual Agreements		(415,703)	(239,597)	(204,121)
Net cash provided by operating activities		133,025	256,122	49,753
Cash flows from investing activities:
Net cash (used in)/provided by transactions with third parties		9,786	(31,836)	(53,384)
Net cash (used in)/provided by transactions with related parties		24,386	(5,912)	(1,253)
Net cash (used in)/provided by transactions with intra-Group companies*	[1]	155,960	(155,960)
Net cash (used in)/provided by investing activities		190,132	(193,708)	(54,637)
Cash flows from financing activities:
Net cash provided by/(used in) transactions with Predecessors			(3,691)	488
Net cash used in transactions with third parties		(1,530)
Net cash provided by/ (used in) transactions with intra-Group companies		17,000
Net cash provided by/ (used in) financing activities		15,470	(3,691)	488
-earned from third-party customers [Member]
Revenues:
Total revenues		2,933,413	2,822,508	1,759,793
- earned from a related party [Member]
Revenues:
Total revenues		147,921	44,710
- arising from non intra-Group transactions [Member]
Cost of revenues and operating expenses
Total cost of revenues and operating expenses		(2,701,287)	(2,576,144)	(1,814,446)
- arising from the intra-Group technical consulting and related service under VIE Contractual Agreements [Member]
Cost of revenues and operating expenses
Total cost of revenues and operating expenses		¥ (392,174)	¥ (230,281)	¥ (185,036)

[1]	During the year ended June 30, 2022, the VIE transferred RMB155,960 of its excess cash to the WFOE for cash management purpose, which have been fully collected during the year ended June 30, 2023.